STOCK OPTIONS (Tables)	12 Months Ended
Dec. 31, 2024
STOCK OPTIONS
Summary of Stock option award
	Options outstanding
	Number	Weighted average exercise price	Weighted average remaining contractual life (in years)
Outstanding January 1, 2022	6,428,000	$1.81	3.86
Expired	(20,000)	3.43	-
Cancelled	(468,000)	2.03	-
Granted	140,000	0.49	9.94
Outstanding December 31, 2022	6,080,000	$1.76	2.92
Expired	-	-	-
Cancelled	(580,000)	1.33	-
Granted	850,000	0.79	9.93
Outstanding December 31, 2023	6,350,000	$1.67	2.65
Expired	-	-	-
Cancelled	-	-	-
Granted	-	-	-
Outstanding December 31, 2024	6,350,000	$1.67	1.65
Options exercisable	5,712,500	$1.75	0.84

Summary of Fair value of options granted
Description	2024		2023		2022
Share price	$-		$1.30~0.40		$1.30~0.40
Exercise price	$-		$0.30		$0.38~3.43
Risk-free interest rate	-%		2.93~3.57%			2.93~3.57%
Expected volatility	-%		116.39~119.84%			116.39~119.84%
Expected option life in years	-	Yrs	10.0	Yrs	10.	Yrs
Expected dividend yield	-		-		-